John Hancock Funds


                Supplement to Statement of Additional Information


The "INITIAL SALES CHARGE ON CLASS A SHARES" section is supplemented under the heading "Without Sales Charge" by adding:

     o Retirement plans participating in Merrill Lynch servicing programs, if the Plan has more than $3 million in assets or 500 eligible employees at the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement. See your Merrill Lynch financial consultant for further information.

The "INITIAL SALES CHARGE ON CLASS A AND CLASS B SHARES" section is supplemented under the heading "Without Sales Charge" by adding:

     o For retirement plans participating in Merrill Lynch's servicing programs, Class A shares are not available at net asset value for Plans with less than $3 million or 500 eligible employees at the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement. Class B shares are available. See your Merrill Lynch financial consultant for further information.

The "DEFERRED SALES CHARGE ON CLASS B SHARES" section is supplemented under the heading "Waiver of Contingent Deferred Sales Charge" by adding:

     o Retirement plans participating in Merrill Lynch servicing programs, if the Plan has more than $3 million in assets or 500 eligible employees at the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement. See your Merrill Lynch financial consultant for further information.

The "DEFERRED SALES CHARGE ON CLASS B SHARES" section is supplemented under the heading "For Retirement Accounts" by adding:

     o For retirement plans participating in Merrill Lynch's servicing programs that are investing in Class B shares, shares will convert to Class A shares after eight years, (5 years for Short-Term Strategic Income Fund, Intermediate Maturity Fund and Limited-Term Government
          Fund) or sooner if the plan attains assets of $5 million (by means of a CDSC-free redemption/purchase at net asset value).

The "ADDITIONAL SERVICES AND PROGRAMS" section is supplemented as follows:

          Retirement plans  participating in Merrill Lynch's servicing programs:
          ---------------------------------------------------------------------

          Class A shares are available at net asset value for plans with $3 million in plan assets or 500 eligible employees at the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement. If the plan does not meet either of these limits, Class A shares are not available.

          For participating retirement plans investing in Class B shares, shares will convert to Class A shares after eight years, or sooner if the plan attains assets of $5 million (by means of a CDSC-free redemption/purchase at net asset value).



6/1/97
MF2SS 6/97